Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Fundstrat Granny Shots US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Fundstrat Granny Shots US Large Cap ETF
Class Name	Fundstrat Granny Shots US Large Cap ETF
Trading Symbol	GRNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundstrat Granny Shots US Large Cap ETF (the "Fund") for the period November 6, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.grannyshots.com. You can also request this information by contacting us at (844) 954-5777 or by writing to Fundstrat Granny Shots US Large Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-5777
Additional Information Website	www.grannyshots.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundstrat Granny Shots US Large Cap ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past year?

During the reporting period, the Fund generated a total return of 29.86% (NAV) and 28.79% (Market). This compares to the 16.86% total return of the S&P 500 Index.

From a sector perspective, based on performance attribution to the overall portfolio relative to the S&P 500, Financials, Industrials and Information Technology were the leading contributors, while Utilities was the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the S&P 500, leading contributors included Robinhood Markets, Inc., Axon Enterprise, Inc., and GE Vernova, Inc. Conversely, the leading detractors included Leidos Holdings, Inc., Strategy, Inc., and Fair Isaac Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (11/06/2024)
Fundstrat Granny Shots US Large Cap ETF	29.86%
S&P 500 TR	16.86%

Performance Inception Date	Nov. 06, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.grannyshots.com for more recent performance information.
Net Assets	$ 3,651,608,000
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 10,205,603
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)

Fund Size (Thousands)	$3,651,608
Number of Holdings	40
Total Advisory Fee	$10,205,603
Portfolio Turnover Rate	51%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Lam Research Corp.	3.4
Advanced Micro Devices, Inc.	3.3
Alphabet, Inc.	3.2
Caterpillar, Inc.	3.2
Tesla, Inc.	3.2
Robinhood Markets, Inc.	3.1
Crowdstrike Holdings, Inc.	3.0
Palo Alto Networks, Inc.	2.9
KLA Corp.	2.9
Broadcom, Inc.	2.7